Commitments and contingencies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leases, Rent Expense, Net, Total	$ 3,879	$ 5,675	$ 4,492
Guarantor Obligations, Current Carrying Value	298	342
Provision For Inventory Purchase Commitment	$ 4,106	$ 0	$ 0